Principal Products and Services, and Functions of Each Segment (Detail)	12 Months Ended
Mar. 31, 2014
Motorcycle Business
Segment Reporting Disclosure [Line Items]
Principal products and services	Motorcycles, all-terrain vehicles (ATVs) and relevant parts
Functions	Research & Development, Manufacturing, Sales and related services
Automobile Business
Segment Reporting Disclosure [Line Items]
Principal products and services	Automobiles and relevant parts
Functions	Research & Development, Manufacturing, Sales and related services
Financial Services Business
Segment Reporting Disclosure [Line Items]
Principal products and services	Financial, insurance services
Functions	Retail loan and lease related to Honda products, Others
Power Product and Other Businesses
Segment Reporting Disclosure [Line Items]
Principal products and services	Power products and relevant parts, and others
Functions	Research & Development, Manufacturing, Sales and related services, Others